CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (131,645)	$ (22,450)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Share-based compensation expense	144,733	13,407
Depreciation expense	490	100
Amortization of license fee	1,592	1,039
Noncash lease expense	205
Change in fair value of earnout interests liability	2,338	0
Change in fair value of warrant liabilities	(7,166)	0
Changes in assets and liabilities:
Players receivables	1,072	(1,797)
Due from affiliates	(25,629)	(2,536)
Prepaid expenses and other current assets	(1,199)	(607)
Other assets	(462)	(502)
Accounts payable	11,229	129
Accrued expenses and other current liabilities	16,325	4,458
Players liabilities	2,433	2,678
Deferred royalty	1,070	2,070
Lease liabilities	(100)
Due to affiliates	893	1,552
Net cash provided by (used in) operating activities	16,179	(2,459)
Cash flows from investing activities
Purchases of property and equipment	(1,872)	(430)
Acquisition of gaming licenses	(4,371)	(5,340)
Net cash used in investing activities	(6,243)	(5,770)
Cash flows from financing activities
Proceeds from related party loan	650
Repayments of related party loan	(650)
Net proceeds from the Business Combination	239,763
Distribution to members	(5,192)
Members' capital contribution	6,500	15,545
Net cash provided by financing activities	241,071	15,545
Effect of exchange rate changes on cash, cash equivalents and restricted cash	515	(6)
Net change in cash, cash equivalents and restricted cash	251,522	7,310
Cash, cash equivalents and restricted cash, at the beginning of the period	10,543	3,233
Cash, cash equivalents and restricted cash, at the end of the period	262,065	$ 10,543
Supplemental disclosure of noncash investing and financing activities:
Right-of-use assets obtained in exchange for new or modified operating lease liabilities	1,305
Increase in accounts payable for property and equipment purchases	58
Earnout interests liability recognized in the Business Combination	348,710
Warrant liabilities recognized in the Business Combination	181,271
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 763